Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
21. SUBSEQUENT EVENTS
In March 2021, the Group entered into a series of agreements with a target company and its existing shareholders. The target company is mainly engaged in providing content distribution, acceleration and other cloud-related laaS and PaaS edge computing solutions. Pursuant to the agreements, the Group will acquire
100% equity interests in the target company. The total consideration consists of cash and shares of the Company. As of the date of the consolidated financial statements were issued, the transaction was not fully completed.
In March 2021, the Group entered into an investment agreement with another target company and its existing shareholders. The target company is mainly engaged in providing real time communication PaaS and SaaS solutions. Pursuant to the agreement, the Group will pay cash consideration to acquire
60%
equity interests in the target company. In April 2021, the transaction was completed.